Share-based payments - Movement on Ordinary Shares Granted for Significant Restricted Stock Plans (Details) number in Millions	12 Months Ended
	Dec. 31, 2022 £ / shares	Dec. 31, 2021 £ / shares
Executive Performance Share Plan (EPSP)
Disclosure of movement on ordinary shares granted for significant restricted stock plans [line items]
Number of shares, Non-vested beginning balance	16.7	13.0
Number of shares, Granted	6.1	6.1
Number of shares, Forfeited	(2.2)	(2.2)
Number of shares, Vested	(0.2)	(0.2)
Number of shares, Non-vested ending balance	20.4	16.7
Weighted average fair value, Non-vested beginning balance	£ 9	£ 9.43
Weighted average fair value, Granted	10.25	9.51
Weighted average fair value, Forfeited	10.55	12.89
Weighted average fair value, Vested	6.13	8.33
Weighted average fair value, Non-vested ending balance	£ 9.24	£ 9
Performance Share Awards (PSA)
Disclosure of movement on ordinary shares granted for significant restricted stock plans [line items]
Number of shares, Non-vested beginning balance	3.1	4.3
Number of shares, Granted	4.0	0.4
Number of shares, Forfeited	(0.2)	(0.2)
Number of shares, Vested	(2.8)	(1.4)
Number of shares, Non-vested ending balance	4.1	3.1
Weighted average fair value, Non-vested beginning balance	£ 6.04	£ 6.75
Weighted average fair value, Granted	9.11	6.66
Weighted average fair value, Forfeited	7.98	5.34
Weighted average fair value, Vested	5.19	8.59
Weighted average fair value, Non-vested ending balance	£ 9.52	£ 6.04
Leadership Share Awards
Disclosure of movement on ordinary shares granted for significant restricted stock plans [line items]
Number of shares, Non-vested beginning balance	10.4	11.0
Number of shares, Granted	4.9	3.6
Number of shares, Forfeited	(1.2)	(1.1)
Number of shares, Vested	(2.8)	(3.1)
Number of shares, Non-vested ending balance	11.3	10.4
Weighted average fair value, Non-vested beginning balance	£ 9.22	£ 8.31
Weighted average fair value, Granted	7.87	9.90
Weighted average fair value, Forfeited	8.81	8.53
Weighted average fair value, Vested	7.95	7.09
Weighted average fair value, Non-vested ending balance	£ 8.99	£ 9.22